Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Abstract]
Total revenues	$ 10,234	$ 9,305	$ 9,287	$ 8,664	$ 8,331	$ 7,957	$ 8,292	$ 7,887	$ 37,490	$ 32,467	$ 29,920
Operating income	1,001	1,048	833	1,168	922	621	710	226	4,050	2,479	1,772
Net income (loss)	390	366	225	479	297	138	361	(63)	1,460	733	247
Dividends on preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	0
Net income (loss) attributable to common stockholders	$ 376	$ 353	$ 211	$ 465	$ 283	$ 125	$ 347	$ (77)	$ 1,405	$ 678	$ 247
Earnings per share - basic (in USD per share)	$ 0.46	$ 0.43	$ 0.26	$ 0.57	$ 0.35	$ 0.15	$ 0.43	$ (0.09)	$ 1.71	$ 0.83	$ 0.31
Earnings per share - diluted (in USD per share)	$ 0.45	$ 0.42	$ 0.25	$ 0.56	$ 0.34	$ 0.15	$ 0.42	$ (0.09)	$ 1.69	$ 0.82	$ 0.30
Weighted average shares outstanding - basic (in shares)	824,982,734	822,998,697	822,434,490	819,431,761	816,585,782	815,069,272	811,605,031	808,605,526	822,470,275	812,994,028	805,284,712
Weighted average shares outstanding - diluted (in shares)	867,262,400	832,257,819	829,752,956	859,382,827	824,716,119	822,017,220	821,122,537	808,605,526	833,054,545	822,617,938	815,922,258
Cost of MetroPCS business combination	$ (6)	$ 15	$ 59	$ 36	$ 21	$ 193	$ 34	$ 128	$ 104	$ 376	$ 299
Gains on disposal of spectrum licenses	0	(199)	0	(636)	(139)	(1)	(23)	0	(835)	(163)	$ (840)
Amortized Imputed Discount On EIP Receivables	$ 59	$ 59	$ 65	$ 65	$ 84	$ 108	$ 113	$ 109	$ 248	$ 414